Note 19 - Other Charges - Changes in Restructuring Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Restructuring plans	$ 523	$ 436	$ 76
Fiscal 2018 Restructuring Plan [Member] | Workforce Reduction Charges [Member]
Balance
Restructuring plans	456
Cash draw downs	(211)
Balance	245
Cash draw downs	211
Fiscal 2017 Restructuring Plan [Member]
Balance	88
Restructuring plans	(26)	427
Cash draw downs	(62)	(338)
Balance		88
Foreign exchange		(1)
Cash draw downs	62	338
Fiscal 2017 Restructuring Plan [Member] | Workforce Reduction [Member]
Balance
Restructuring plans		309
Cash draw downs		(308)
Balance
Foreign exchange		(1)
Cash draw downs		308
Fiscal 2017 Restructuring Plan [Member] | Facility Closing [Member]
Balance	88
Restructuring plans	(26)	118
Cash draw downs	(62)	(30)
Balance		88
Foreign exchange
Cash draw downs	$ 62	$ 30